Related Party Transactions	12 Months Ended
Oct. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

(9) Related Party Transactions

Included in other noncurrent liabilities as of October 31, 2012 and 2011 are related party loans totaling $86,177, payable to one of the AOS founders and a trust for which the founder is the co-trustee. Interest on the two remaining related party loans accrues at 6% per annum for one of the loans and at a rate equal to the prime rate plus 4% per annum for the other loan. As of October 31, 2012, no arrangements had been made for the repayment of the balance of these loans as there are financial measures which must be met before payment is required to be made, and it is not anticipated that these financial measures will be met within the next twelve months. The Company has the option to repay these loans at any time without penalty.

Interest expense associated with the related party loans for the years ended October 31, 2012, 2011 and 2010 totaled $9,602, $26,841 and $12,374, respectively. Accrued interest payable associated with the related party loans as of October 31, 2012 and 2011 was $49,925 and $40,323, respectively.